Loans (Tables)	12 Months Ended
Mar. 31, 2014
Loans by Facility

Loans by facility as of March 31, 2013 and March 31, 2014 were as follows:

	As of March 31,
	2013		2014		2014
	(In millions)
Retail loans:
Auto loans	Rs.	365,974.3	Rs.	407,811.6	US$	6,796.9
Personal loans/Credit cards		289,691.1		347,393.8		5,789.9
Retail business banking		399,623.1		519,472.2		8,657.9
Commercial vehicle and construction equipment finance		274,074.4		280,372.2		4,672.9
Housing loans		168,048.6		193,180.5		3,219.7
Other retail loans		232,092.2		440,107.4		7,335.0

Subtotal	Rs.	1,729,503.7	Rs.	2,188,337.7	US$	36,472.3

Wholesale loans	Rs.	808,742.1	Rs.	1,039,923.6	US$	17,332.1

Gross loans		2,538,245.8		3,228,261.3		53,804.4
Less: Allowance for credit losses		33,694.2		42,613.2		710.3

Total	Rs.	2,504,551.6	Rs.	3,185,648.1	US$	53,094.1

Financing Receivable, by Contractual Residual Maturity

The contractual residual maturity of gross loans as of March 31, 2014 is set out below:

	As of March 31, 2014
	Wholesale loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	587,409.9	Rs.	635,302.6	Rs.	1,222,712.5
Over one year through five years		381,381.1		1,358,785.1		1,740,166.2
Over five years		71,132.6		194,250.0		265,382.6

Total gross loans	Rs.	1,039,923.6	Rs.	2,188,337.7	Rs.	3,228,261.3

	US$	17,332.1	US$	36,472.3	US$	53,804.4

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of March 31,
	2013		2014		2014
	(In millions)
Performing	Rs.	2,517,113.7	Rs.	3,198,574.8	US$	53,309.6
Impaired		21,132.1		29,686.5		494.8

Total gross loans	Rs.	2,538,245.8	Rs.	3,228,261.3	US$	53,804.4

Past Due Financing Receivables

The following table provides details of age analysis of loans as of March 31, 2013 and March 31, 2014.

	As of March 31, 2013
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,419.7	Rs.	1,238.7	Rs.	363,315.9	Rs.	365,974.3
Personal loans/Credit card		2,346.4		1,550.6		285,794.1		289,691.1
Retail business banking		3,466.7		5,790.1		390,366.3		399,623.1
Commercial vehicle and construction equipment finance		6,577.8		3,657.9		263,838.7		274,074.4
Housing loans		58.4		268.0		167,722.2		168,048.6
Other retail		2,263.9		2,073.8		227,754.5		232,092.2
Wholesale loans		2,941.8		6,553.0		799,247.3		808,742.1

Total	Rs.	19,074.7	Rs.	21,132.1	Rs.	2,498,039.0	Rs.	2,538,245.8

	As of March 31, 2014
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	2,326.2	Rs.	1,845.2	Rs.	403,640.2	Rs.	407,811.6
Personal loans/Credit card		1,940.5		1,984.4		343,468.9		347,393.8
Retail business banking		3,815.1		7,104.6		508,552.5		519,472.2
Commercial vehicle and construction equipment finance		7,500.8		6,207.8		266,663.6		280,372.2
Housing loans		83.2		205.8		192,891.5		193,180.5
Other retail		3,947.7		3,580.5		432,579.2		440,107.4
Wholesale loans		1,452.2		8,758.2		1,029,713.2		1,039,923.6

Total	Rs.	21,065.7	Rs.	29,686.5	Rs.	3,177,509.1	Rs.	3,228,261.3

Total	US$	351.1	US$	494.8	US$	52,958.5	US$	53,804.4

Impaired Financing Receivables

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans and includes troubled debt restructuring. The following table provides details of impaired loans as of March 31, 2013 and March 31, 2014.

	As of March 31, 2013
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non-Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	1,238.7	Rs.	1,238.7	Rs.	556.7	Rs.	1,095.6	Rs.	1,238.7
Personal loans/ Credit card		1,550.6		1,550.6		1,067.1		1,319.0		1,550.6
Retail business banking		5,790.1		5,790.1		5,058.2		5,402.8		5,790.1
Commercial vehicle and construction equipment finance		3,657.9		3,657.9		2,094.4		2,623.7		3,657.9
Housing loans		268.0		268.0		185.0		335.1		268.0
Other retail		2,073.8		2,073.8		1,751.0		2,169.2		2,073.8
Wholesale loans		6,553.0		6,553.0		5,754.5		7,138.3		6,299.7

Total	Rs.	21,132.1	Rs.	21,132.1	Rs.	16,466.9	Rs.	20,083.7	Rs.	20,878.8

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2014
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non-Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	1,845.2	Rs.	1,845.2	Rs.	796.1	Rs.	1,542.0	Rs.	1,845.2
Personal loans/ Credit card		1,984.4		1,984.4		1,267.3		1,767.5		1,984.4
Retail business banking		7,104.6		7,104.6		5,598.1		6,447.4		6,978.2
Commercial vehicle and construction equipment finance		6,207.8		6,207.8		3,472.9		4,932.9		6,207.8
Housing loans		205.8		205.8		116.7		236.9		205.8
Other retail		3,580.5		3,580.5		2,082.0		2,827.2		3,580.5
Wholesale loans		8,758.2		8,758.2		7,316.1		7,655.6		8,612.8

Total	Rs.	29,686.5	Rs.	29,686.5	Rs.	20,649.2	Rs.	25,409.5	Rs.	29,414.7

Total	US$	494.8	US$	494.8	US$	344.2	US$	423.5	US$	490.2

Allowance for Credit Losses on Financing Receivables

Allowance for credit losses as of March 31, 2013 are as follows:

	As of March 31, 2013
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	461.7	Rs.	755.9	Rs.	4,542.7	Rs.	978.0	Rs.	269.4	Rs.	1,875.3	Rs.	6,433.7	Rs.	11,382.5	Rs.	1,207.7	Rs.	27,906.9

Write-offs		(1,547.5)		(5,516.5)		(155.3)		(2,498.4)		(38.5)		(1,124.7)		(995.1)						(11,876.0)

Net allowance for credit losses*		1,642.5		5,827.7		670.8		3,614.8		(45.9)		1,000.4		315.9		3,349.1		1,288.0		17,663.3

Allowance for credit losses, end of the period	Rs.	556.7	Rs.	1,067.1	Rs.	5,058.2	Rs.	2,094.4	Rs.	185.0	Rs.	1,751.0	Rs.	5,754.5	Rs.	14,731.6	Rs.	2,495.7	Rs.	33,694.2

Allowance for credit losses:

Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	5,754.5	Rs.	0	Rs.	0	Rs.	5,754.5

Allowance collectively evaluated for impairment		556.7		1,067.1		5,058.2		2,094.4		185.0		1,751.0		0		14,731.6		2,495.7		27,939.7
Loans:

Loans individually evaluated for impairment		0		0		0		0		0		0		6,553.0		0		0		6,553.0

Loans collectively evaluated for impairment		1,238.7		1,550.6		5,790.1		3,657.9		268.0		2,073.8		0		1,714,924.6		802,189.1		2,531,692.8

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,975.3 million.

Allowance for credit losses as of March 31, 2014 are as follows:

	As of March 31, 2014
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)

Allowance for credit losses, beginning of the period	Rs.	556.7	Rs.	1,067.1	Rs.	5,058.2	Rs.	2,094.4	Rs.	185.0	Rs.	1,751.0	Rs.	5,754.5	Rs.	14,731.6	Rs.	2,495.7	Rs.	33,694.2	US$	561.6

Write-offs		(2,150.4)		(5,748.9)		(93.7)		(5,014.1)		(21.3)		(1,166.2)		(714.5)						(14,909.1)		(248.5)

Net allowance for credit losses*		2,389.8		5,949.1		633.6		6,392.6		(47.0)		1,497.2		2,276.1		4,493.9		242.8		23,828.1		397.2

Allowance for credit losses, end of the period	Rs.	796.1	Rs.	1,267.3	Rs.	5,598.1	Rs.	3,472.9	Rs.	116.7	Rs.	2,082.0	Rs.	7,316.1	Rs.	19,225.5	Rs.	2,738.5	Rs.	42,613.2	US$	710.3

Allowance for credit losses:

Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,316.1	Rs.	0	Rs.	0	Rs.	7,316.1	US$	122.0

Allowance collectively evaluated for impairment		796.1		1,267.3		5,598.1		3,472.9		116.7		2,082.0		0		19,225.5		2,738.5		35,297.1		588.3

Loans:

Loans individually evaluated for impairment		0		0		0		0		0		0		8,758.2		0		0		8,758.2		146.0

Loans collectively evaluated for impairment		1,845.2		1,984.4		7,104.6		6,207.8		205.8		3,580.5		0		2,167,409.4		1,031,165.4		3,219,503.1		53,658.4

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.

Troubled Debt Restructurings Modifications

The following table summarizes our TDR modifications during the year ended March 31, 2013 and March 31, 2014 presented by primary modification type and includes the financial effects of these modifications.

	Fiscal year ended March 31, 2013
	Carrying Value		TDRs involving changes in the amount of Principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of Principal forgiven		Net P&L impact (3)
	(In millions)
Wholesale loans[4]	Rs.	384.1	Rs.	346.7	Rs.	37.4	Rs.	0	Rs.	272.6	Rs.	285.5

Total	Rs.	384.1	Rs.	346.7	Rs.	37.4	Rs.	0	Rs.	272.6	Rs.	285.5

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2013 comprised of two cases.

	Fiscal year ended March 31, 2014
	Carrying Value		TDRs involving changes in the amount of Principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of Principal forgiven		Net P&L impact (3)
	(In millions)

Retail business banking	Rs.	83.9	Rs.	0	Rs.	83.9	Rs.	0	Rs.	0	Rs.	7.8

Wholesale loans		167.0		0		167.0		0		0		147.0

Total[4]	Rs.	250.9	Rs.	0	Rs.	250.9	Rs.	0	Rs.	0	Rs.	154.8

Total	US$	4.2	US$	0	US$	4.2	US$	0	US$	0	US$	2.6

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2014 comprised of four cases.

Schedule of Interest and Fee Income, Loans and Leases

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2012		2013		2014		2014
	(In millions)
Wholesale	Rs.	69,779.9	Rs.	82,159.2	Rs.	93,448.1	US$	1,557.5
Retail loans		140,535.8		189,571.3		233,307.2		3,888.4

Total	Rs.	210,315.7	Rs.	271,730.5	Rs.	326,755.3	US$	5,445.9

Retail Loans
Financing Receivable Credit Quality Indicators

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2013 and as of March 31, 2014 is given below.

	As of March 31, 2013
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	364,735.6	Rs.	288,140.5	Rs.	393,833.0	Rs.	270,416.5	Rs.	167,780.6	Rs.	230,018.4	Rs.	1,714,924.6
Impaired		1,238.7		1,550.6		5,790.1		3,657.9		268.0		2,073.8		14,579.1

Total	Rs.	365,974.3	Rs.	289,691.1	Rs.	399,623.1	Rs.	274,074.4	Rs.	168,048.6	Rs.	232,092.2	Rs.	1,729,503.7

	As of March 31, 2014
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	405,966.4	Rs.	345,409.4	Rs.	512,367.6	Rs.	274,164.4	Rs.	192,974.7	Rs.	436,526.9	Rs.	2,167,409.4
Impaired		1,845.2		1,984.4		7,104.6		6,207.8		205.8		3,580.5		20,928.3

Total	Rs.	407,811.6	Rs.	347,393.8	Rs.	519,472.2	Rs.	280,372.2	Rs.	193,180.5	Rs.	440,107.4	Rs.	2,188,337.7

	US$	6,796.9	US$	5,789.9	US$	8,657.9	US$	4,672.9	US$	3,219.7	US$	7,335.0	US$	36,472.3

Wholesale loans
Financing Receivable Credit Quality Indicators

Wholesale Loans

We have in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Our model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2013		2014		2014
	(In millions)
Credit quality indicators-Internally assigned grade and payment activity
Pass	Rs.	800,423.7	Rs.	1,029,884.6	US$	17,164.7
Labeled		1,765.4		1,280.8		21.4
Impaired		6,553.0		8,758.2		146.0

Total	Rs.	808,742.1	Rs.	1,039,923.6	US$	17,332.1

Receivable By Industry
Impaired Financing Receivables

Impaired loans by industry as of March 31, 2013 and March 31, 2014 by facility are as follows:

	As of March 31, 2013
	(In millions)
Gross impaired loans by industry:
— Non-Banking Finance Companies/Financial Intermediaries	Rs.	1,124.2
—Land Transport		1,316.0
—Others (none greater than 5% of impaired loans)		18,691.9

Total	Rs.	21,132.1

	As of March 31, 2014
	(In millions)
Gross impaired loans by industry:
— Land Transport	Rs.	2,077.9	US$	34.6
— Iron & Steel		1,811.8		30.2
—Others (none greater than 5% of impaired loans)		25,796.8		430.0

Total	Rs.	29,686.5	US$	494.8